Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Employment Agreements

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment, shall be eligible to receive a compensatory stock grant of 667,000 shares for and in consideration of past compensation ($224,000 at September 15, 2020) foregone by Employee; such grant exercisable at Employee’s option as such time as Employer is profitable at the NOI level on a trailing twelve (12) month basis or upon other commercial reasonable terms as the Board may determine and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $60,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 200% of Employee’s base salary for the then current fiscal year, shall, at commencement of the Term receive a grant of stock of 500,000 shares and shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share. On March 16, 2021, Mr. Moyle assumed the role of interim Chief Financial Officer upon the resignation of Mr. Kelly. The terms of Mr. Moyle’s Agreement did not change.

Board of Directors Services Agreements

On September 15, 2020, the Company entered into a Board of Directors Services Agreement (the “Agreement”) with Messrs. Bloss, Dear and Balaouras (collectively, the “Directors”). Under the terms of the Agreement, each of the Directors shall provide services to the Company as a member of the Board of Directors for a period of not less than one year. Each of the Directors shall receive compensation as follows: (i) Fifteen Thousand and no/100 dollars ($15,000.00), paid in four (4) equal installments on the last calendar day of each quarter, and (ii) Fifteen Thousand (15,000) shares of the Company’s common stock on the last calendar day of each quarter. The Agreement for each of the Directors is effective as of October 1, 2020.

On March 26, 2021, the Company’s Board of Directors elected to revise the terms of the Board of Directors Services Agreement for each director. Section 2 (Compensation) was revised such that the directors’ cash compensation was revised to stock compensation in the following manner: $3,750 divided by the closing stock price on the last business day of each quarter multiplied by 1.10. The remainder of Section 2 is unchanged.

On September 30, 2021, the Company’s Board of Directors elected to revise Section 2 (Compensation) of the Agreement back to the original terms. Each of the Directors shall receive compensation as follows: (i) Fifteen Thousand and no/100 dollars ($15,000.00), paid in four (4) equal installments on the last calendar day of each quarter, and (ii) Fifteen Thousand (15,000) shares of the Company’s common stock on the last calendar day of each quarter. The revision became effective on September 30, 2021.

MJ HOLDINGS, INC. and SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2022 and 2021

(Unaudited)

Note 10 — Commitments and Contingencies (continued)

Operating Leases

The Company leases a two production / warehouse facility under a non-cancelable operating lease that expires in June 2027 and September 2029, respectively.

As of June 30, 2022, the Company recorded operating lease liabilities of $686,274 and right of use assets for operating leases of $0. During the six months ended June 30, 2021, operating cash outflows relating to operating lease liabilities was $69,301. As of June 30, 2022, the Company’s operating leases had a weighted-average remaining term of 3.9 years.

Rent expense, incurred pursuant to operating leases for the six months ended June 30, 2022 and 2021, was $96,000 and $164,066, respectively.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the liability includes probable and estimable legal cost associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company business. There is no pending litigation involving the Company at this time.

MJ Holdings, Inc. Complaint

On December 14, 2021, MJ Holdings, Inc. (the “Plaintiff”) filed a Complaint against NCMM, LLC, AP Management, LLC and Valerie Small (collectively, the “Defendants”). In the Complaint, the Plaintiff alleges that the Defendants have refused to return the cannabis that was being stored for Plaintiff under a Storage and Purchase Agreement entered into with AP Management. By failing to return the cannabis to Plaintiff, or Plaintiff’s designee, the Defendants have deprived Plaintiff of the ability to sell, transfer or market the product. In addition, the Defendants have sought to unlawfully extort the Plaintiff for illicit payments of thousands of dollars in money and/or cannabis in exchange for returning the cannabis.

Gappy and Shaba Compliant

On December 3, 2021, a Complaint was filed against MJ Holdings, Inc., HDGLV, LLC, Red Earth, LLC (collectively, the “Defendants”) by Ziad Gappy and David Shaba (collectively, the “Plaintiffs”). In the Complaint, the Plaintiffs allege the Defendants made misleading statements and/or omissions relating to the Company in the Plaintiffs’ negotiation to purchase shares of MJ Holdings, Inc. In addition, the Plaintiffs allege that the Defendants have not honored the 2018 Agreements negotiated between the Plaintiffs and Defendants and that MJ Holdings, Inc. has failed to issue an additional $125,000 in stock due to the Plaintiffs as was agreed to in writing and the Defendants have failed to start the Western Project.

DGMD Complaint

On March 19, 2021, a Complaint was filed against the Company, Jim Mueller, John Mueller, MachNV, LLC, Acres Cultivation, Paris Balaouras, Dimitri Deslis, ATG Holdings, LLC and Curaleaf, Inc. (collectively, the “Defendants”) by DGMD Real Estate Investments, LLC, ARMPRO, LLC, Zhang Springs LV, LLC, Prodigy Holdings, LLC and Green Organics, LLC (collectively, the “Plaintiffs”) in the District Court of Clark County, Nevada.

In the Complaint, the Plaintiffs allege that the Defendants: (i) intended to fraudulently obtain money from the Plaintiffs in order to put that money towards the Acres dispensary and to make Acres look more appealing to potential buyers as well as pay off Defendants’ agents, and (ii) the Defendants acted together in order to find investors to invest money into the Acres and MJ Holdings “Investment Schemes”, and (iii) the Defendants intended to fraudulently obtain Plaintiffs’ money for the purpose of harming the Plaintiffs to benefit the Defendants, and (iv) the Defendants committed unlawful fraudulent misrepresentation in the furtherance of the agreement to defraud the Plaintiffs. The Plaintiffs allege that damages are in excess of $15,000.

As the complaint pleads only the statutory minimum of damages, the Company is unable to estimate the potential exposure, if any, resulting from this matter but believes it is without merit as to liability and otherwise deminimis as to damages. Thus, the Company does not expect this matter to have a material effect on the Company’s consolidated financial position or its results of operations. The Company will vigorously defend itself against this action and has filed an appropriate and timely answer to the Complaint including a lengthy and comprehensive series of affirmative defenses and liability and damage avoidances. As of the date of this filing, discovery has commenced and written discovery has been exchanged between the parties.

Tierney Arbitration

On March 9, 2021, Terrence Tierney, the Company’s former President and Secretary, filed for arbitration with the American Arbitration Association for: (i) breach of contract, (i) breach of the implied covenant of good faith and fair dealing, and (iii) NRS 608 wage claim. Mr. Tierney demanded payment in the amount of $501,085 for deferred business compensation, expenses paid on behalf of the Company, accrued vacation and severance pay. On April 7, 2021, the Company made payment against the wage claim in the amount of $62,392, inclusive of $59,583 for wages and $2,854 for accrued vacation and, as such posits that any claims that Tierney may have had have been paid in full and that the Company otherwise has no liability. The Company filed a counterclaim in the action declaring that Tierney breached the contract of employment, committed fraud, malfeasance and other nefarious acts causing substantial damage to the Company with estimated monetary damages well in excess of any monetary claim made by Tierney. After recent arbitrator rulings favorable to the Company, the parties agreed to postpone the June arbitration and have referred the matter to mediation. On June 23, 2022, the parties participated in mediation without resolution. The parties have met and conferred and are scheduled to proceed with arbitration on November 7-10, 2022.

MJ HOLDINGS, INC. and SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2022 and 2021

(Unaudited)

Note 12 — Commitments and Contingencies

Employment Agreements

On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Kelly Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock. On March 16, 2021, Mr. Kelly resigned in his position as Interim Chief Financial Officer.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment, shall be eligible to receive a compensatory stock grant of 667,000 shares for and in consideration of past compensation ($224,000 at September 15, 2020) foregone by Employee; such grant exercisable at Employee’s option as such time as Employer is profitable at the NOI level on a trailing twelve (12) month basis or upon other commercial reasonable terms as the Board may determine and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $60,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 200% of Employee’s base salary for the then current fiscal year, shall, at commencement of the Term receive a grant of stock of 500,000 shares and shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share. On March 16, 2021, Mr. Moyle assumed the role of interim Chief Financial Officer upon the resignation of Mr. Kelly. The terms of Mr. Moyle’s Agreement did not change.

On May 12, 2021, the Company entered into a Cooperation and Release Agreement (the “Agreement”) with Richard S. Groberg and RSG Advisors, LLC. Under the terms of the Agreement, Mr. Groberg agreed to relinquish all common stock of the Company issued to or owned by him and waived any right to any future stock issuances except for 100,000 shares to be retained by Mr. Groberg.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and December 31, 2020

Note 12 — Commitments and Contingencies (continued)

Board of Directors Services Agreements

On September 15, 2020, the Company entered into a Board of Directors Services Agreement (the “Agreement”) with Messrs. Bloss, Dear and Balaouras (collectively, the “Directors”). Under the terms of the Agreement, each of the Directors shall provide services to the Company as a member of the Board of Directors for a period of not less than one year. Each of the Directors shall receive compensation as follows: (i) Fifteen Thousand and no/100 dollars ($15,000.00), paid in four (4) equal installments on the last calendar day of each quarter, and (ii) Fifteen Thousand (15,000) shares of the Company’s common stock on the last calendar day of each quarter. The Agreement for each of the Directors is effective as of October 1, 2020.

On March 26, 2021, the Company’s Board of Directors elected to revise the terms of the Board of Directors Services Agreement for each director. Section 2 (Compensation) was revised such that the directors’ cash compensation was revised to stock compensation in the following manner: $3,750 divided by the closing stock price on the last business day of each quarter multiplied by 1.10. The remainder of Section 2 is unchanged.

On September 30, 2021, the Company’s Board of Directors elected to revise Section 2 (Compensation) of the Agreement back to the original terms. Each of the Directors shall receive compensation as follows: (i) Fifteen Thousand and no/100 dollars ($15,000.00), paid in four (4) equal installments on the last calendar day of each quarter, and (ii) Fifteen Thousand (15,000) shares of the Company’s common stock on the last calendar day of each quarter. The revision became effective on September 30, 2021.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and December 31, 2020

Note 12 — Commitments and Contingencies (continued)

Operating Leases

The Company leases an approximately 17,000 square foot building on 3.92 acres of land in Pahrump, NV. The effective date of the lease was June 24, 2019, has a term of 10 years and the base rent is $10,000 per month. The Company leased a two production / warehouse facility under a cancellable operating lease that expires in June 2027 and September 2029, respectively.

For the years ended December 31, 2021 and 2020, the Company made lease payments in the amount of $- and $-, respectively.

As of December 31, 2021, the Company recorded operating lease liabilities of $769,684 and right of use assets for operating leases of $-. During the year ended December 31, 2021, operating cash outflows relating to operating lease liabilities was ($109,393), and the expense for right of use assets for operating leases was $205,636. As of December 31, 2021, the Company’s operating leases had a weighted-average remaining term of 4.5 years and weighted-average discount rate of 4.5%. Please see Note 15 — Gain on Disposal of Subsidiary for further information.

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of December 31, 2021, are as follows:

Amount
Fiscal year ending December 31:
2022	120,000
2023	120,000
2024	120,000
2025	120,000
Thereafter	450,000
Total minimum lease payments	$930,000

Rent expense, incurred pursuant to operating leases for the year ended December 31, 2021 and 2020, was $88,717 and $341,129, respectively.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the liability includes probable and estimable legal cost associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company business. There is no pending litigation involving the Company at this time.

MJ Holdings, Inc. Complaint

On December 14, 2021, MJ Holdings, Inc. (the “Plaintiff”) filed a Complaint against NCMM, LLC, AP Management, LLC and Valerie Small (collectively, the “Defendants”). In the Complaint, the Plaintiff alleges that the Defendants have refused to return the cannabis that was being stored for Plaintiff under a Storage and Purchase Agreement entered into with AP Management. By failing to return the cannabis to Plaintiff, or Plaintiff’s designee, the Defendants have deprived Plaintiff of the ability to sell, transfer or market the product. In addition, the Defendants have sought to unlawfully extort the Plaintiff for illicit payments of thousands of dollars in money and/or cannabis in exchange for returning the cannabis.

Gappy and Shaba Compliant

On December 3, 2021, a Complaint was filed against MJ Holdings, Inc., HDGLV, LLC, Red Earth, LLC (collectively, the “Defendants”) by Ziad Gappy and David Shaba (collectively, the “Plaintiffs”). In the Complaint, the Plaintiffs allege the Defendants made misleading statements and/or omissions relating to the Company in the Plaintiffs’ negotiation to purchase shares of MJ Holdings, Inc. In addition, the Plaintiffs allege that the Defendants have not honored the 2018 Agreements negotiated between the Plaintiffs and Defendants and that MJ Holdings, Inc. has failed to issue an additional $125,000 in stock due to the Plaintiffs as was agreed to in writing and the Defendants have failed to start the Western Project.

DGMD Complaint

On March 19, 2021, a Complaint was filed against the Company, Jim Mueller, John Mueller, MachNV, LLC, Acres Cultivation, Paris Balaouras, Dimitri Deslis, ATG Holdings, LLC and Curaleaf, Inc. (collectively, the “Defendants”) by DGMD Real Estate Investments, LLC, ARMPRO, LLC, Zhang Springs LV, LLC, Prodigy Holdings, LLC and Green Organics, LLC (collectively, the “Plaintiffs”) in the District Court of Clark County, Nevada.

In the Complaint, the Plaintiffs allege that the Defendants: (i) intended to fraudulently obtain money from the Plaintiffs in order to put that money towards the Acres dispensary and to make Acres look more appealing to potential buyers as well as pay off Defendants’ agents, and (ii) the Defendants acted together in order to find investors to invest money into the Acres and MJ Holdings “Investment Schemes”, and (iii) the Defendants intended to fraudulently obtain Plaintiffs’ money for the purpose of harming the Plaintiffs to benefit the Defendants, and (iv) the Defendants committed unlawful fraudulent misrepresentation in the furtherance of the agreement to defraud the Plaintiffs. The Plaintiffs allege that damages are in excess of $15,000.

As the complaint pleads only the statutory minimum of damages, the Company is unable to estimate the potential exposure, if any, resulting from this matter but believes it is without merit as to liability and otherwise deminimis as to damages. Thus, the Company does not expect this matter to have a material effect on the Company’s consolidated financial position or its results of operations. The Company will vigorously defend itself against this action and has filed an appropriate and timely answer to the Complaint including a lengthy and comprehensive series of affirmative defenses and liability and damage avoidances. As of the date of this filing, discovery has commenced and written discovery has been exchanged between the parties.

Tierney Arbitration

On March 9, 2021, Terrence Tierney, the Company’s former President and Secretary, filed for arbitration with the American Arbitration Association for: (i) breach of contract, (i) breach of the implied covenant of good faith and fair dealing, and (iii) NRS 608 wage claim. Mr. Tierney demanded payment in the amount of $501,085 for deferred business compensation, expenses paid on behalf of the Company, accrued vacation and severance pay. On April 7, 2021, the Company made payment against the wage claim in the amount of $62,392, inclusive of $59,583 for wages and $2,854 for accrued vacation and, as such posits that any claims that Tierney may have had have been paid in full and that the Company otherwise has no liability. The Company filed a counterclaim in the action declaring that Tierney breached the contract of employment, committed fraud, malfeasance and other nefarious acts causing substantial damage to the Company with estimated monetary damages well in excess of any monetary claim made by Tierney. After recent arbitrator rulings favorable to the Company, the parties have agreed to postpone the June arbitration and have referred the matter to mediation.